Equity (Tables)	12 Months Ended
Mar. 31, 2015
Schedule of Change in Shares of Common Stock and Treasury Stock

Change in NTT’s shares of common stock and treasury stock for the fiscal years ended March 31, 2013, 2014 and 2015 are as follows:

	Change in shares
	Issued shares	Treasury stock
Balance at March 31, 2012	1,323,197,235	99,431,812
Acquisition of treasury stock under resolution of the board of directors	—	38,382,300
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	17,631
Resale of treasury stock to holders of less-than-one-unit shares	—	(9,140)

Balance at March 31, 2013	1,323,197,235	137,822,603
Acquisition of treasury stock under resolution of the board of directors	—	75,294,000
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	37,134
Resale of treasury stock to holders of less-than-one-unit shares	—	(2,930)
Cancellation of treasury stock under resolution of the board of directors	(186,500,000)	(186,500,000)

Balance at March 31, 2014	1,136,697,235	26,650,807
Acquisition of treasury stock under resolution of the board of directors	—	51,413,227
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	35,570
Resale of treasury stock to holders of less-than-one-unit shares	—	(1,998)

Balance at March 31, 2015	1,136,697,235	78,097,606

Per Share Information for Previous Fiscal Year and Current Fiscal Year

Per share information for the previous fiscal year and the current fiscal year, assuming the stock split had been carried out at the beginning of the previous fiscal year, is as follows:

	2013	2014	2015
	yen
Weighted average number of shares outstanding (excluding treasury stock)	2,423,761,538	2,299,516,428	2,187,360,018
Net income per share attributable to NTT	¥215.34	¥254.61	¥236.85
Cash dividends to be paid to shareholders of record date	¥80.00	¥85.00	¥90.00

	2014	2015
	yen
Number of shares outstanding (excluding treasury stock)	2,220,092,856	2,117,199,258
Shareholders’ Equity per Share	¥3,833.78	¥4,100.63

Schedule of Accumulated Other Comprehensive Income (Loss)

An analysis of the changes for the fiscal years ended March 31, 2014 and 2015 in accumulated other comprehensive income (loss) is shown below:

	Unrealized gain (loss) on securities	Unrealized gain (loss) on derivative instruments	Foreign currency translation adjustments	Pension liability adjustments	Total
	Millions of yen
Balance at March 31, 2013	¥71,976	¥(2,560)	¥(5,683)	¥(256,665)	¥(192,932)
Other comprehensive income before reclassification	16,292	(3,595)	150,461	162,168	325,326
Amounts reclassified from accumulated other comprehensive income	(235)	(1,300)	6,010	1,073	5,548

Other comprehensive income	16,057	(4,895)	156,471	163,241	330,874

Less—Comprehensive income attributable to noncontrolling interests	3,322	(1,473)	29,949	11,178	42,976

Balance at March 31, 2014	¥84,711	¥(5,982)	¥120,839	¥(104,602)	¥94,966

	Unrealized gain (loss) on securities	Unrealized gain (loss) on derivative instruments	Foreign currency translation adjustments	Pension liability adjustments	Total
	Millions of yen
Balance at March 31, 2014	¥84,711	¥(5,982)	¥120,839	¥(104,602)	¥94,966
Other comprehensive income before reclassification	76,141	4,491	133,316	16,151	230,099
Amounts reclassified from accumulated other comprehensive income	167	(1,588)	(3,453)	219	(4,655)

Other comprehensive income	76,308	2,903	129,863	16,370	225,444

Less—Comprehensive income attributable to noncontrolling interests	26,907	1,730	26,270	(2,729)	52,178

Balance at March 31, 2015	¥134,112	¥(4,809)	¥224,432	¥(85,503)	¥268,232

Schedule of Changes in Accumulated Other Comprehensive Income (Loss)

The following table provides the change in accumulated other comprehensive income (loss) for the fiscal years ended March 31, 2013, 2014 and 2015:

	2013
	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) on securities arising during the period	¥62,959	¥(20,920)	¥42,039
Less—Reclassification adjustment for realized (gain) loss included in net income	8,939	(3,469)	5,470

Net change in unrealized gain (loss) on securities	71,898	(24,389)	47,509

Unrealized gain (loss) on derivative instruments arising during the period	¥(2,371)	¥(790)	¥(3,161)
Less—Reclassification adjustment for realized (gain) loss included in net income	(2,457)	882	(1,575)

Net change in unrealized gain (loss) on derivative instruments	(4,828)	92	(4,736)

Foreign currency translation adjustments arising during the period	¥126,695	¥(14,450)	¥112,245
Less—Reclassification adjustment for realized (gain) loss included in net income	223	(80)	143

Net change in foreign currency translation adjustments	126,918	(14,530)	112,388

Pension liability adjustments arising during period	¥24,914	¥(5,852)	¥19,062
Prior service cost arising during period	(178)	63	(115)
Less—Reclassification adjustment,
Amortization of net actuarial loss (gain)	32,943	(10,305)	22,638
Amortization of transition obligation	169	(61)	108
Amortization of prior service cost	(8,470)	2,877	(5,593)
Reclassification of prior service cost due to curtailment	—	—	—
Other	(665)	211	(454)
Net change in pension liability adjustments	48,713	(13,067)	35,646

	2014
	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) on securities arising during the period	¥26,518	¥(10,226)	¥16,292
Less—Reclassification adjustment for realized (gain) loss included in net income	(426)	191	(235)

Net change in unrealized gain (loss) on securities	26,092	(10,035)	16,057

Unrealized gain (loss) on derivative instruments arising during the period	¥(3,988)	¥393	¥(3,595)
Less—Reclassification adjustment for realized (gain) loss included in net income	(2,018)	718	(1,300)

Net change in unrealized gain (loss) on derivative instruments	(6,006)	1,111	(4,895)

Foreign currency translation adjustments arising during the period	¥156,586	¥(6,125)	¥150,461
Less—Reclassification adjustment for realized (gain) loss included in net income	9,489	(3,479)	6,010

Net change in foreign currency translation adjustments	166,075	(9,604)	156,471

Pension liability adjustments arising during period	¥165,474	¥(53,301)	¥112,173
Prior service cost arising during period	76,050	(26,409)	49,641
Less—Reclassification adjustment,
Amortization of net actuarial loss (gain)	23,015	(7,450)	15,565
Amortization of transition obligation	169	(61)	108
Amortization of prior service cost	(9,527)	3,290	(6,237)
Reclassification of prior service cost due to curtailment	(12,894)	4,531	(8,363)
Other	556	(202)	354
Net change in pension liability adjustments	242,843	(79,602)	163,241

	2015
	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) on securities arising during the period	¥115,793	¥(39,652)	¥76,141
Less—Reclassification adjustment for realized (gain) loss included in net income	260	(93)	167

Net change in unrealized gain (loss) on securities	116,053	(39,745)	76,308

Unrealized gain (loss) on derivative instruments arising during the period	¥5,103	¥(612)	¥4,491
Less—Reclassification adjustment for realized (gain) loss included in net income	(2,460)	872	(1,588)

Net change in unrealized gain (loss) on derivative instruments	2,643	260	2,903

Foreign currency translation adjustments arising during the period	¥140,542	¥(7,226)	¥133,316
Less—Reclassification adjustment for realized gain included in net income	(3,453)	—	(3,453)

Net change in foreign currency translation adjustments	137,089	(7,226)	129,863

Pension liability adjustments arising during period	¥11,460	¥(1,452)	¥10,008
Prior service cost arising during period	—	—	—
Less—Reclassification adjustment,
Amortization of net actuarial loss (gain)	9,446	(2,994)	6,452
Amortization of transition obligation	156	(54)	102
Amortization of prior service cost	(8,971)	2,636	(6,335)
Reclassification of prior service cost due to curtailment	—	—	—
Other	7,668	(1,525)	6,143
Net change in pension liability adjustments	19,759	(3,389)	16,370

Reclassifications Out of Accumulated Other Comprehensive Income (Loss)

Reclassifications out of accumulated other comprehensive income (loss) for the fiscal year ended March 31, 2014 and 2015 was as follows:

	Amounts reclassified from accumulated other comprehensive income (loss)		Affected line items in consolidated statements of income
	2014	2015
	Millions of yen
Unrealized gain (loss) on securities	¥426	¥(62)	Other, net
	(191)	93	Income tax expense (benefit)
	—	(198)	Equity in earnings (losses) of affiliated companies

	¥235	¥(167)	Net income

Unrealized gain (loss) on derivative instruments	¥2,110	¥2,494	Other, net
	(718)	(872)	Income tax expense (benefit)
	(92)	(34)	Equity in earnings (losses) of affiliated companies

	¥1,300	¥1,588	Net income

Foreign currency translation adjustments	¥(7)	¥3,453	Other, net
	3,479	—	Income tax expense (benefit)
	(9,482)	—	Equity in earnings (losses) of affiliated companies

	¥(6,010)	¥3,453	Net income

Pension liability adjustments	¥(763)	¥(631)	*
	(310)	412	Income tax expense (benefit)

	¥(1,073)	¥(219)	Net income

Total	¥(5,548)	¥4,655	Net income

*	Amounts reclassified from pension liability adjustments are included in the computation of net periodic pension cost.

Net Income Attributable to NTT and Increase in Additional Paid in Capital as Result of Equity Transactions with Noncontrolling Interests

The changes for the fiscal year ended March 31, 2013, 2014 and 2015 in Net income attributable to NTT and Increase in Additional paid in capital as a result of Equity transactions with noncontrolling interests are shown below:

	2013	2014	2015
	Millions of yen
Net income attributable to NTT	¥521,932	¥585,473	¥518,066
Transfers (to) from the noncontrolling interests:
Increase in additional paid-in capital attributable to tax effect by NTT DOCOMO’s share repurchase of its common stock (Note 12)	—	—	34,823
Decrease in additional paid-in capital attributable to change in NTT’s ownership interest by NTT DOCOMO’s share repurchase of its common stock	—	—	(14,802)
Other	(4,553)	(1,069)	(2,600)

Total	(4,553)	(1,069)	17,421

Change from net income attributable to NTT’s shareholders and transfers from the noncontrolling interests	¥517,379	¥584,404	¥535,487